UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21718

                        Oppenheimer Dividend Growth Fund
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                      Date of reporting period: 07/31/2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS--97.2%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.1%
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
McDonald's Corp.                                                          37,200   $    1,780,764
--------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                         57,800        1,851,912
                                                                                   ---------------
                                                                                        3,632,676
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Fortune Brands, Inc.                                                      21,800        1,772,340
--------------------------------------------------------------------------------------------------
MEDIA--1.6%
McGraw-Hill Cos., Inc. (The)                                              29,600        1,790,800
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
Staples, Inc.                                                             71,000        1,634,420
--------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Nike, Inc., Cl. B                                                         31,000        1,749,950
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES--10.1%
--------------------------------------------------------------------------------------------------
BEVERAGES--1.2%
PepsiCo, Inc.                                                             22,000        1,443,640
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.7%
Kellogg Co.                                                               38,600        1,999,866
--------------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                                  35,812        1,172,843
                                                                                   ---------------
                                                                                        3,172,709
--------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--4.0%
Colgate-Palmolive Co.                                                     35,000        2,310,000
--------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                36,800        2,276,448
                                                                                   ---------------
                                                                                        4,586,448
--------------------------------------------------------------------------------------------------
TOBACCO--2.2%
Altria Group, Inc.                                                        37,500        2,492,625
--------------------------------------------------------------------------------------------------
ENERGY--8.8%
--------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--8.8%
Apache Corp. 1                                                            10,000          808,400
--------------------------------------------------------------------------------------------------
Chevron Corp.                                                             35,600        3,035,256
--------------------------------------------------------------------------------------------------
ConocoPhillips 1                                                          29,000        2,344,360
--------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         30,500        2,596,465
--------------------------------------------------------------------------------------------------
Spectra Energy Corp.                                                      54,400        1,385,568
                                                                                   ---------------
                                                                                       10,170,049
--------------------------------------------------------------------------------------------------
FINANCIALS--19.3%
--------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
Lehman Brothers Holdings, Inc.                                            16,400        1,016,800
--------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                      20,900        1,305,414
                                                                                   ---------------
                                                                                        2,322,214
--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.2%
Wachovia Corp.                                                            66,700        3,148,907
--------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                         84,600        2,856,942
                                                                                   ---------------
                                                                                        6,005,849
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.7%
Bank of America Corp.                                                     68,800        3,262,496
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                           73,100        3,404,267
--------------------------------------------------------------------------------------------------


                      1 | OPPENHEIMER DIVIDEND GROWTH FUND

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
CME Group, Inc. 1                                                          2,000   $    1,105,000
                                                                                   ---------------
                                                                                        7,771,763
--------------------------------------------------------------------------------------------------
INSURANCE--3.4%
American International Group, Inc.                                        15,800        1,014,044
--------------------------------------------------------------------------------------------------
Chubb Corp.                                                               33,600        1,693,776
--------------------------------------------------------------------------------------------------
Prudential Financial, Inc. 1                                              13,800        1,223,094
                                                                                   ---------------
                                                                                        3,930,914
--------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.0%
Washington Mutual, Inc.                                                   60,400        2,266,812
--------------------------------------------------------------------------------------------------
HEALTH CARE--11.2%
--------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.4%
Bard (C.R.), Inc.                                                         20,100        1,577,247
--------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                           23,100        1,170,477
                                                                                   ---------------
                                                                                        2,747,724
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Cardinal Health, Inc. 1                                                   17,100        1,123,983
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.8%
Abbott Laboratories                                                       34,000        1,723,460
--------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                           44,600        2,412,414
--------------------------------------------------------------------------------------------------
Johnson & Johnson                                                         20,900        1,264,450
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                              95,600        2,247,556
--------------------------------------------------------------------------------------------------
Wyeth 1                                                                   28,300        1,373,116
                                                                                   ---------------
                                                                                        9,020,996
--------------------------------------------------------------------------------------------------
INDUSTRIALS--12.8%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.0%
Boeing Co. 1                                                              17,000        1,758,310
--------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                    16,800        1,154,160
--------------------------------------------------------------------------------------------------
United Technologies Corp.                                                 23,600        1,722,092
                                                                                   ---------------
                                                                                        4,634,562
--------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.0%
FedEx Corp.                                                               10,100        1,118,474
--------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Emerson Electric Co.                                                      35,400        1,666,278
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.6%
General Electric Co.                                                      92,600        3,589,176
--------------------------------------------------------------------------------------------------
Textron, Inc.                                                              4,800          541,872
                                                                                   ---------------
                                                                                        4,131,048
--------------------------------------------------------------------------------------------------
MACHINERY--1.7%
Caterpillar, Inc. 1                                                       25,200        1,985,760
--------------------------------------------------------------------------------------------------
ROAD & RAIL--1.1%
Norfolk Southern Corp.                                                    22,600        1,215,428
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.0%
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.9%
International Business Machines Corp. 1                                   19,200        2,124,480
--------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
Automatic Data Processing, Inc.                                           22,300        1,035,166


                      2 | OPPENHEIMER DIVIDEND GROWTH FUND

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.3%
Intel Corp.                                                               92,000   $    2,173,040
--------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                   55,300        1,971,445
--------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                           81,400        2,580,380
--------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                79,200        2,875,752
                                                                                   ---------------
                                                                                        9,600,617
--------------------------------------------------------------------------------------------------
SOFTWARE--1.9%
Microsoft Corp.                                                           76,300        2,211,937
--------------------------------------------------------------------------------------------------
MATERIALS--4.0%
--------------------------------------------------------------------------------------------------
CHEMICALS--2.6%
Monsanto Co. 1                                                            18,500        1,192,325
--------------------------------------------------------------------------------------------------
Praxair, Inc.                                                             23,700        1,815,894
                                                                                   ---------------
                                                                                        3,008,219
--------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
Allegheny Technologies, Inc.                                              15,500        1,626,415
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.1%
--------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.1%
AT&T, Inc.                                                                59,800        2,341,768
--------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                              55,300        2,356,886
                                                                                   ---------------
                                                                                        4,698,654
--------------------------------------------------------------------------------------------------
UTILITIES--4.8%
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
Duke Energy Corp.                                                         66,400        1,130,792
--------------------------------------------------------------------------------------------------
PPL Corp.                                                                 24,800        1,169,072
--------------------------------------------------------------------------------------------------
Southern Co.                                                              34,100        1,147,124
                                                                                   ---------------
                                                                                        3,446,988
--------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
SCANA Corp.                                                               57,700        2,156,826
                                                                                   ---------------
Total Common Stocks (Cost $107,845,606)                                               112,296,764
--------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--3.5%
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28%  2,3
(Cost $3,997,436)                                                      3,997,436        3,997,436
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $111,843,042)                            100.7%     116,294,200
--------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (0.7)        (767,781)

                                                                     -----------------------------
NET ASSETS                                                                 100.0%  $  115,526,419
                                                                     =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:


                      3 | OPPENHEIMER DIVIDEND GROWTH FUND

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                              CONTRACTS   EXPIRATION   EXERCISE     PREMIUM
                                        SUBJECT TO CALL        DATES      PRICE    RECEIVED       VALUE
--------------------------------------------------------------------------------------------------------
Apache Corp.                                         50      8/20/07   $  95.00   $   2,700   $     250

Boeing Co.                                           85      8/20/07     110.00       4,165       4,250

Cardinal Health, Inc.                                86      8/20/07      75.00       2,064          --

Caterpillar, Inc.                                    63      8/20/07      85.00       8,505       2,583

Caterpillar, Inc.                                    63      8/20/07      90.00       2,835         504

CME Group, Inc.                                      10      8/20/07     610.00       8,470       1,500

ConocoPhillips                                      145      8/20/07      95.00       4,930         725

International Business Machines Corp.                96      8/20/07     115.00       8,063       7,680

Monsanto Co.                                         47      8/20/07      75.00       1,128         705

Prudential Financial, Inc.                           69      8/20/07     105.00       2,346         690

Wyeth                                               142      8/20/07      62.50       3,408          --
                                                                                  ----------------------

                                                                                  $  48,614   $  18,887
                                                                                  ======================

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES        GROSS        GROSS          SHARES
                                                      APRIL 30, 2007    ADDITIONS   REDUCTIONS   JULY 31, 2007
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E         3,008,283   19,149,473   18,160,320       3,997,436

                                                                                                      DIVIDEND
                                                                                         VALUE          INCOME
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                 $ 3,997,436   $      48,116

3. Rate shown is the 7-day yield as of July 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-


                      4 | OPPENHEIMER DIVIDEND GROWTH FUND

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended July 31, 2007 was as follows:

                                               CALL OPTIONS
                                         ------------------------
                                         NUMBER OF     AMOUNT OF
                                         CONTRACTS      PREMIUMS
-----------------------------------------------------------------
Options outstanding as of
April 30, 2007                                 162   $     7,283
Options written                              4,144       183,085
Options closed or expired                   (2,619)     (106,646)
Options exercised                             (831)      (35,108)
                                         ------------------------
Options outstanding as of
July 31, 2007                                  856   $    48,614
                                         ========================


                      5 | OPPENHEIMER DIVIDEND GROWTH FUND

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                  $ 112,009,407
Federal tax cost of other investments                 (48,614)
                                                --------------
Total federal tax cost                          $ 111,960,793
                                                ==============

Gross unrealized appreciation                   $   6,860,602
Gross unrealized depreciation                      (2,546,082)
                                                --------------
Net unrealized appreciation                     $   4,314,520
                                                ==============


                      6 | OPPENHEIMER DIVIDEND GROWTH FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Dividend Growth Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007